OLSHAN FROME WOLOSKY LLP
1325 Avenue of the Americas, 15th Floor
New York, New York 10019
_____________________________________________________________________________________

EMAIL: SFELDMAN@OLSHANLAW.COM
DIRECT DIAL: 212-451-2234

April 2, 2019
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	IZEA Worldwide, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:
On behalf of IZEA Worldwide, Inc., a Nevada corporation (the "Company"), we are hereby filing in electronic format through EDGAR with the U.S. Securities and Exchange Commission, pursuant to the Securities Act of 1933, as amended, one complete copy of the captioned Registration Statement on Form S-1 (the "Registration Statement"), for the registration of shares of the Company’s common stock, including one complete copy of the exhibits listed in the Registration Statement as filed therewith.
Should any member of the Commission’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement or the offering, please do not hesitate to contact me (tel.: (212) 451-2234) or Troy J. Vanke, the Company’s Chief Financial Officer (tel.: (407) 985-2908).

Very truly yours,
/s/ Spencer G. Feldman

Spencer G. Feldman
Enclosures
cc:    Mr. Edward H. (Ted) Murphy
Mr. Rick Hartfiel
Jonathan R. Zimmerman
Ben A. Stacke